[LETTERHEAD OF PAUL HASTINGS LLP]


(212) 318-6097
billbelitsky@paulhastings.com


March 28, 2017


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


Re:      Invesco Unit Trusts, Series 1766 (the "Trust")
         (File No. 811-02754)

Ladies and Gentlemen:

On behalf of Invesco Capital Markets, Inc., Depositor of the Trust (the "Depositor"), transmitted herewith is a copy of the Trust's Registration Statement on Form S-6 for filing under the Securities Act of 1933 (the "Registration Statement").

This Trust is comprised of a single unit investment trust portfolio, the Balanced Dividend Sustainability & Income Portfolio 2017-1 (the "Portfolio"). A previous series of the Trust, consisting of the underlying portfolio which employed a strategy identical to that of the corresponding underlying portfolio included in the current Trust, had been submitted on behalf of Invesco Unit Trusts, Series 1735 (File No. 333-215373) and declared effective by the Commission on February 1, 2017. The Registration Statement for the Trust enclosed herewith has been prepared in substantial conformity with the previous series of the Trust referenced above, and like such previous series, will be unable to comply with the immediate effectiveness provision of Rule 487(b)(1) under the Securities Act of 1933, as amended, because it will invest in shares of exchange-traded funds organized as open-end funds.

Therefore, we are requesting limited review of the Trust's Registration Statement only to the extent necessary to declare the Trust effective in light of the fact that it will not comply with Rule 487(b)(1). Were it not for this provision in Rule 487, it would be our opinion that the Registration Statement would not contain disclosures which would render it ineligible to become effective pursuant to Rule 487. The Commission has previously declared effective registration statements submitted on behalf of the Depositor for other series that were unable to comply with paragraph (b)(1) of Rule 487 as a result of their investments in shares of open-end funds, as noted above. The most recent such filing was declared effective by the Commission on March 2, 2016, with respect to Invesco Unit Trusts, Series 1745 (File No. 333-215646).

In light of the foregoing, it would be greatly appreciated if the Commission could provide a limited review of the enclosed material as soon as possible with a view toward declaring the Registration Statement effective on or about May 1, 2017.

No notification of registration or registration statement under the Investment Company Act of 1940, as amended (the "1940 Act"), is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-02754) for Invesco Unit Trusts Series and Invesco Unit Trusts, Taxable Income Series are intended to apply to this series of the Trust. In addition, the Trust has not submitted, and does not expect to submit an exemptive application or no-action request in connection with this Registration Statement.

Please telephone the undersigned at (212) 318-6960 with any questions you may have or for any further information you may desire.

Very truly yours,


/s/ BILL BELITSKY

Bill Belitsky

for PAUL HASTINGS LLP